Payables to third parties (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Payables to third parties	R$ 2,975,297	R$ 3,080,569	R$ 1,304,031
Total	R$ 2,975,297	R$ 3,080,569	R$ 1,304,031